Slow Capital Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS — 97.64% Shares Fair Value
Communications — 12.01%
Alphabet, Inc., Class A 10,176 $ 2,076,108
Netflix, Inc.
(a)
2,524 2,465,342
Spotify Technology S.A.
(a)
4,736 2,597,933
7,139,383
Consumer Discretionary — 15.63%
Amazon.com, Inc.
(a)
10,185 2,420,771
MercadoLibre, Inc.
(a)
1,259 2,420,037
Ross Stores, Inc. 11,565 1,741,226
Tesla, Inc.
(a)
6,697 2,709,606
9,291,640
Consumer Staples — 4.93%
Clorox Co. (The) 7,252 1,150,747
Costco Wholesale Corp. 1,813 1,776,523
2,927,270
Financials — 1.98%
Chubb Ltd. 4,325 1,175,881
Health Care — 14.87%
Illumina, Inc.
(a)
10,268 1,362,975
Intuitive Surgical, Inc.
(a)
3,850 2,201,738
Mettler-Toledo International, Inc.
(a)
867 1,182,969
Regeneron Pharmaceuticals, Inc.
(a)
2,514 1,691,872
Repligen Corp.
(a)
7,152 1,188,734
Veeva Systems, Inc., Class A
(a)
5,189 1,210,386
8,838,674
Industrials — 2.51%
Deere & Co. 3,124 1,488,773
Real Estate — 1.88%
American Tower Corp. 6,047 1,118,393
Technology — 43.83%
Accenture PLC, Class A 3,273 1,259,941
Analog Devices, Inc. 7,758 1,643,843
Apple, Inc. 9,062 2,138,632
Autodesk, Inc.
(a)
5,835 1,816,669
Broadcom, Inc. 14,070 3,113,268
CrowdStrike Holdings, Inc.
(a)
4,537 1,806,044
Datadog, Inc., Class A
(a)
12,190 1,739,635
First Solar, Inc.
(a)
8,556 1,433,301
HubSpot, Inc.
(a)
2,318 1,806,951
Nvidia Corp. 22,155 2,660,151
ON Semiconductor Corp.
(a)
25,187 1,318,288
ServiceNow, Inc.
(a)
2,356 2,399,302
Synopsys, Inc.
(a)
3,225 1,694,673

Slow Capital Growth Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS — 97.64% - continued Shares Fair Value
Technology — 43.83% - continued
Workday, Inc., Class A
(a)
4,633 $ 1,214,124
26,044,822
Total Common Stocks (Cost $56,929,843) 58,024,836
Other Assets in Excess of Liabilities — 2.36% 1,404,525
NET ASSETS — 100.00% $ 59,429,361
(a) Non-income producing security.